Net Loss per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Loss per Share
Potentially dilutive securities (in common stock equivalent shares) excluded from the computation of diluted weighted-average shares outstanding	815,639,881	532,985,814	682,888,260	515,063,300
Preferred stock
Net Loss per Share
Potentially dilutive securities (in common stock equivalent shares) excluded from the computation of diluted weighted-average shares outstanding	627,982,018	470,260,803	498,832,231	460,260,805
Preferred stock warrants
Net Loss per Share
Potentially dilutive securities (in common stock equivalent shares) excluded from the computation of diluted weighted-average shares outstanding	118,268,175	1,865,455	116,451,872	1,865,455
Common stock warrants
Net Loss per Share
Potentially dilutive securities (in common stock equivalent shares) excluded from the computation of diluted weighted-average shares outstanding				58,501
Options to purchase common stock
Net Loss per Share
Potentially dilutive securities (in common stock equivalent shares) excluded from the computation of diluted weighted-average shares outstanding	69,389,688	60,859,556	67,604,157	52,878,539